Summary of Significant Accounting Policies - Narrative (Detail) $ in Thousands		9 Months Ended		12 Months Ended
	Oct. 14, 2020 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Class of Stock [Line Items]
Weighted-average units (in shares) | shares		119,994,000	119,994,000	119,994,000	119,994,000
Restricted cash				$ 51,000
Allowance for doubtful accounts				200	$ 7,900
Amortization expense of debt discount and deferred financing costs		$ 2,160	$ 3,004	3,968	2,991
Contract assets		34,800		16,100	1,900
Deferred revenue					21,800
Contract liabilities		44,800		328,800
Deferred revenue recognized		$ 20,500	$ 328,800	$ 21,800	14,400
Percentage of deferred revenue recognized		99.20%	100.00%	100.00%
Remaining performance obligation		$ 227,000		$ 434,900
Percentage of performance obligation to be recognized		100.00%		100.00%
Revenue, practical expedient, initial application and transition				true
Amortization period of sales commissions				1 year
Contract term of financing components				1 year
Cost of revenue		$ 524,747	$ 333,024	$ 497,138	279,228
Income tax examination period				Three years
Cash that is uninsured and uncollateralized		26,600		$ 360,900	$ 40,100
Deferred offering costs		3,300
Debt issuance costs		$ 500
Three Customers [Member] | Revenue Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk percentage			43.10%
Five Largest Customers | Revenue Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk percentage		45.90%	55.20%	50.10%	50.90%
Five Largest Customers | Trade Accounts Receivable | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk percentage		23.90%		69.00%	26.50%
Largest Customer | Revenue Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk percentage		14.30%	21.20%	17.20%	17.50%
Largest Customer | Trade Accounts Receivable | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk percentage		21.70%		29.50%	11.60%
Two Customers | Revenue Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk percentage		24.50%		28.70%	28.30%
CARES Act Payroll Tax Deferral
Class of Stock [Line Items]
Deferred payment of employer share of social security taxes		$ 700
Subsequent event
Class of Stock [Line Items]
Stock split conversion ratio	1.19994
Weighted-average units (in shares) | shares	119,994,467
Member units | Subsequent event
Class of Stock [Line Items]
Number of shares converted | shares	1,000
Common stock | Subsequent event
Class of Stock [Line Items]
Number of shares issued upon conversion | shares	100,000,000
Shipping and Handling
Class of Stock [Line Items]
Revenue				$ 22,900	$ 16,400
Cost of revenue				17,300	20,100
2020-10-01
Class of Stock [Line Items]
Remaining performance obligation, period		12 months
Accounts Receivable
Class of Stock [Line Items]
Amounts under contracts				$ 6,100	$ 5,700
Minimum
Class of Stock [Line Items]
Accounts receivable payment term				30 days
Warranty obligations period				2 years
Maximum
Class of Stock [Line Items]
Accounts receivable payment term				60 days
Warranty obligations period				20 years
Accounting Standards Update 2014-09
Class of Stock [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				May 31, 2014
Change in Accounting Principle, Accounting Standards Update, Early Adoption				false
Accounting Standards Update 2016-02
Class of Stock [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Feb. 28, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption				false
Accounting Standards Update 2016-13
Class of Stock [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Jun. 30, 2016
Change in Accounting Principle, Accounting Standards Update, Early Adoption				false
Accounting Standards Update 2018-13
Class of Stock [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Aug. 31, 2018
Change in Accounting Principle, Accounting Standards Update, Early Adoption				false
Accounting Standards Update 2019-12
Class of Stock [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Dec. 31, 2019
Change in Accounting Principle, Accounting Standards Update, Early Adoption				false